Deferred Revenues and Customer Advances (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenues and Customer Advances [Abstract]
Customer advances on equipment sales	$ 2,696,000	$ 2,572,000
Prepaid license fees	1,100,000	275,000
Total Deferred revenues and customer advances	$ 3,796,000	$ 2,847,000